Property and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 7. Property and Equipment

The following table sets forth the components of the Company’s property and equipment at December 31, 2025 and 2024:

	December 31, 2025			December 31, 2024
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value
Vehicles and trailers	$1,655,548	$(47,502)	$1,608,046	$30,485,730	$(1,856,461)	$28,629,269
Equipment	476,756	(306,520)	170,237	339,610	(33,069)	306,541
Land	527,000	-	527,000	732,000	-	732,000
Building	-	-	-	1,630,000	(164,426)	1,465,574
Crude & NGL terminal and related equipment	930,460	(703,000)	227,460	930,460	(566,835)	363,625
Crude Oil Transfer Stations	5,024,220	(2,756,444)	2,267,776	6,570,080	(899,133)	5,670,947
Pipeline and related facilities	43,462,544	(3,961,966)	39,500,578	42,244,680	(771,544)	41,473,136
Finance lease - Right of use assets	-	-	-	12,593,359	(4,367,820)	8,225,539

Construction in process:
Wash Plant Facilities	$6,584,033	$-	$6,584,033	$5,997,566	$-	$5,997,566
Remediation Processing Unit System A	2,892,343	-	2,892,343	2,892,343	-	2,892,343
Remediation Processing Unit System B	2,892,343	-	2,892,343	2,892,343	-	2,892,343
WCCC Tank Expansion	1,627,385	-	1,627,385	1,390,488	-	1,390,488
Total fixed assets	$66,072,632	$(7,775,432)	$58,297,200	$108,698,659	$(8,659,288)	$100,039,371

For the years ended December 31, 2025 and 2024, depreciation expense was $12,308,798 and $3,427,055. The increase in depreciation expense for the year ended December 31, 2025 was primarily attributable to property and equipment acquired and placed into service during the year in connection with the Company’s acquisition activities, partially offset by the impact of assets divested during the period. Equipment that is currently being manufactured is considered construction in process and is not depreciated until the equipment is placed into service. Equipment that is temporarily not in service is not depreciated until placed into service.